UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  Chadds Ford Business Campus
          Brandywine Two, Ste 206
          Routes 1 & 202
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania     July 31, 2001

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        46

Form 13F Information Table Value Total:        $166,141

List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATN COM      COM              000886101     2359   357400 SH       SOLE                                     357400
ABBOTT LABS COM                COM              002824100      298     6200 SH       SOLE                                       6200
AMERICAN INTL GROUP COM        COM              026874107     7444    87565 SH       SOLE                                      87565
AMGEN INC COM                  COM              031162100     5091    83900 SH       SOLE                                      83900
AVERY DENNISON CORP COM        COM              053611109     5718   112012 SH       SOLE                                     112012
BED BATH & BEYOND INC COM      COM              075896100     3455   110750 SH       SOLE                                     110750
BICO INC COM                   COM              088766100        1    22728 SH       SOLE                                      22728
CENTEX CORP COM                COM              152312104     4575   112275 SH       SOLE                                     112275
CISCO SYS INC COM              COM              17275R102     3543   194683 SH       SOLE                                     194683
CITIGROUP INC COM              COM              172967101      976    18468 SH       SOLE                                      18468
COLGATE PALMOLIVE CO COM       COM              194162103      319     5400 SH       SOLE                                       5400
DU PONT E I DE NEMOURS COM     COM              263534109     1481    30701 SH       SOLE                                      30701
EXXON MOBIL CORP COM           COM              30231G102     8786   100583 SH       SOLE                                     100583
GENERAL DYNAMICS CORP COM      COM              369550108     4840    62200 SH       SOLE                                      62200
GENERAL ELEC CO COM            COM              369604103     8097   166100 SH       SOLE                                     166100
HEWLETT PACKARD CO COM         COM              428236103     4074   142450 SH       SOLE                                     142450
HOME DEPOT INC COM             COM              437076102     6330   135975 SH       SOLE                                     135975
HONEYWELL INTERNATIONAL INC    COM              438516106      538    15372 SH       SOLE                                      15372
HOUSEHOLD INTL INC COM         COM              441815107      521     7806 SH       SOLE                                       7806
ILLINOIS TOOL WKS INC COM      COM              452308109     5756    90935 SH       SOLE                                      90935
INTEL CORP COM                 COM              458140100     7012   239740 SH       SOLE                                     239740
INTERNATIONAL BUS MACH COM     COM              459200101      415     3672 SH       SOLE                                       3672
INTERPUBLIC GROUP COS COM      COM              460690100     4199   143072 SH       SOLE                                     143072
JOHNSON & JOHNSON COM          COM              478160104     8868   177362 SH       SOLE                                     177362
LUCENT TECHNOLOGIES COM        COM              549463107       74    11993 SH       SOLE                                      11993
MARSH & MCLENNAN COS COM       COM              571748102     3525    34900 SH       SOLE                                      34900
MBNA CORP COM                  COM              55262L100      213     6450 SH       SOLE                                       6450
MEDTRONIC INC COM              COM              585055106     6616   143791 SH       SOLE                                     143791
MERCK & CO INC COM             COM              589331107     5297    82883 SH       SOLE                                      82883
MICROSOFT CORP COM             COM              594918104     5583    76480 SH       SOLE                                      76480
MORGAN STAN DEAN WITTR COM     COM              617446448     5272    82080 SH       SOLE                                      82080
PEPSICO INC COM                COM              713448108      225     5100 SH       SOLE                                       5100
PFIZER INC COM                 COM              717081103     5989   149540 SH       SOLE                                     149540
PNC BK CORP COM                COM              693475105      236     3590 SH       SOLE                                       3590
SBC COMMUNICATIONS INC COM     COM              78387G103     5298   132254 SH       SOLE                                     132254
SCHWAB CHARLES CP COM          COM              808513105     4077   258842 SH       SOLE                                     258842
SUN MICROSYSTEMS INC COM       COM              866810104     3950   251290 SH       SOLE                                     251290
T ROWE PRICE GROUP INC         COM              74144T108     4604   123125 SH       SOLE                                     123125
TYCO INTL LTD COM              COM              902124106      402     7375 SH       SOLE                                       7375
VERIZON COMMUNICATIONS COM     COM              92343V104      469     8764 SH       SOLE                                       8764
VULCAN MATLS CO COM            COM              929160109     3733    69457 SH       SOLE                                      69457
WAL MART STORES INC COM        COM              931142103      227     4644 SH       SOLE                                       4644
WALGREEN CO COM                COM              931422109      300     8700 SH       SOLE                                       8700
WELLS FARGO & CO COM           COM              949746101     6905   148721 SH       SOLE                                     148721
BP P L C SPONSORED ADR         ADR              055622104     5578   111889 SH       SOLE                                     111889
NOKIA CORP SPONSORED ADR       ADR              654902204     2872   129450 SH       SOLE                                     129450